FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7% (a)
COMMERCIAL SERVICES SECTOR - 3.3%
	Advertising/Marketing Services - 3.3%
705,000	Omnicom Group Inc.	$57,506,850
CONSUMER NON-DURABLES SECTOR - 3.8%
	Household/Personal Care - 3.8%
1,320,000	Unilever PLC - SP-ADR	66,462,000
CONSUMER SERVICES SECTOR - 4.6%
	Other Consumer Services - 4.6%
40,000	Booking Holdings Inc. *	80,611,200
DISTRIBUTION SERVICES SECTOR - 4.5%
	Wholesale Distributors - 4.5%
625,000	Ferguson PLC	79,356,250
ELECTRONIC TECHNOLOGY SECTOR - 6.9%
	Computer Processing Hardware - 4.0%
920,000	Sony Group Corp. - SP-ADR	70,177,600
	Semiconductors - 2.9%
1,025,000	Micron Technology Inc.	51,229,500
FINANCE SECTOR - 24.4%
	Financial Conglomerates - 3.1%
615,000	Northern Trust Corp.	54,421,350
	Investment Banks/Brokers - 5.6%
1,170,000	The Charles Schwab Corp.	97,414,200
	Investment Managers - 2.4%
60,000	BlackRock Inc.	42,517,800
	Major Banks - 2.6%
335,000	JPMorgan Chase & Co.	44,923,500
	Multi-Line Insurance - 4.8%
750,000	Arch Capital Group Ltd. *	47,085,000
285,000	Progressive Corp.	36,967,350
		84,052,350
	Property/Casualty Insurance - 5.9%
335,000	Berkshire Hathaway Inc. - Cl B *	103,481,500
HEALTH SERVICES SECTOR - 5.5%
	Managed Health Care - 4.1%
135,000	UnitedHealth Group Inc.	71,574,300
	Medical/Nursing Services - 1.4%
1,520,000	Fresenius Medical Care AG & Co. KGaA - SP-ADR	24,836,800
HEALTH TECHNOLOGY SECTOR - 4.5%
	Medical Specialties - 4.5%
2,200,000	Koninklijke Philips N.V. - SP-ADR	32,978,000
1,680,000	Smith & Nephew PLC - SP-ADR	45,175,200
		78,153,200
INDUSTRIAL SERVICES SECTOR - 2.2%
	Contract Drilling - 2.2%
715,000	Schlumberger Ltd.	38,223,900
PROCESS INDUSTRIES SECTOR - 3.4%
	Containers/Packaging - 3.4%
325,000	Avery Dennison Corp.	58,825,000
PRODUCER MANUFACTURING SECTOR - 12.0%
	Building Products - 6.3%
200,000	Carlisle Cos. Inc.	47,130,000
1,350,000	Masco Corp.	63,004,500
		110,134,500
	Electrical Products - 2.7%
295,000	Eaton Corp. PLC	46,300,250
	Trucks/Construction/Farm Machinery - 3.0%
535,000	PACCAR Inc.	52,948,950
RETAIL TRADE SECTOR - 13.4%
	Apparel/Footwear Retail - 1.9%
405,000	The TJX Cos. Inc.	32,238,000
	Discount Stores - 8.5%
350,000	Dollar General Corp.	86,187,500
440,000	Dollar Tree Inc. *	62,233,600
		148,421,100
	Specialty Stores - 3.0%
855,000	CarMax Inc. *	52,060,950
TECHNOLOGY SERVICES SECTOR - 11.2%
	Information Technology Services - 3.9%
380,000	CDW Corp.	67,860,400
	Internet Software/Services - 4.0%
800,000	Alphabet Inc. - Cl A *	70,584,000
	Packaged Software - 3.3%
550,000	SAP SE - SP-ADR	56,754,500
	Total common stocks (cost $1,362,042,236)	1,741,069,950

Principal Amount
SHORT-TERM INVESTMENTS - 0.2% (a)
	Bank Deposit Account - 0.2%
$4,004,542	U.S. Bank N.A., 3.900% ^	4,004,542
	Total short-term investments (cost $4,004,542)	4,004,542
	Total investments - 99.9% (cost $1,366,046,778)	1,745,074,492

	Other assets, less liabilities - 0.1% (a)	1,126,542
	TOTAL NET ASSETS - 100.0%	$1,746,201,034

*	Non-income producing security.
^	The rate shown is as of December 31, 2022.
(a)	Percentages for the various classifications relate to total net assets.
PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at Decembe 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2022, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks*	$1,741,069,950
Level 1 - Bank Deposit Account	4,004,542
Total Level 1	1,745,074,492
Level 2 -	-
Level 3 -	-
Total Assets	1,745,074,492
Total	$1,745,074,492

*See the Schedule of Investments for investments detailed by industry classifications.